Stockholders’ (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ (Deficit)

Note 8 - Stockholders’ (Deficit)

Capital Stock

The Company has 260,000,000 authorized shares of capital stock, consisting of 250,000,000 shares of common stock, par value $0.001, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On March 8, 2021 the Company’s shareholders approved an amendment to the Company’s articles of incorporation, as amended, to effect a reverse stock split of the Company’s issued and outstanding shares of common stock, at a ratio to be determined at the discretion of the Board of Directors within a range of one (1) share of common stock for every two (2) to sixty (60) shares of common stock, such amendment to be effected only in the event the Board of Directors still deems it advisable. On May 13, 2021, the Company’s registration statement on Form S-1 (File No. 333-23506) was declared effective (the “S-1 Registration Statement”). On May 13, 2021, the Company filed a registration statement on Form S-1 (File No. 333-256111) with the “Securities and Exchange Commission pursuant to Rule 462(b) of the Securities Act of 1933, as amended to register additional securities which was immediately declared effective.

On May 6, 2021 the Company filed with the Securities and Exchange Commission Amendment No. 4 to Form S-1 - Registration Statement Under the Securities Act of 1993 to offer 1,162,790 Units (Each Unit Consisting of One Share of Common Stock and One Warrant to Purchase One Share of Common Stock).

On May 13, 2021, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Maxim Group LLC, as representative of the several underwriters named therein (the “Representative”), for an underwritten public offering (the “Offering”) of an aggregate of 1,600,000 units (the “Units), each consisting of one share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), together with one warrant to purchase one share of Common Stock (each a “Warrant” and collectively, the “Warrants”) at an exercise price equal to $7.425 per share of Common Stock.

The public offering price was $6.75 per Unit and the underwriters agreed to purchase 1,600,000 Units at an 7.5% discount to the public offering price. The Company granted the Representative a 45-day option to purchase an additional 240,000 shares of Common Stock and/or an additional 240,000 Warrants, in any combination thereof, to cover over-allotments, . On May 15, 2021, the Representative exercised the over-allotment option to purchase an additional 240,000 Warrants to purchase 240,000 shares of Common Stock. The gross proceeds from the Offering were $10.8 million.

Pursuant to the Underwriting Agreement, the Company issued warrants to purchase up to a total of 80,000 shares of Common Stock (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at $7.425 per share, are initially exercisable 180 days from the commencement of sales of the securities issued in connection with the Offering, or November 14, 2021, and have a term of five years from their initial issuance date, or May 18, 2026. Pursuant to FINRA rules, the Representative’s Warrants are subject to a lock-up agreement pursuant to which the Representative will not sell, transfer, assign, pledge, or hypothecate these warrants or the securities underlying these warrants, nor will it engage in any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the warrants or the underlying securities for a period of 180 days from the beginning on the date of commencement of sales of the securities issued in connection with this offering.

The Underwriting Agreement contains customary representations, warranties, and covenants by the Company and customary conditions to closing, obligations of the parties and termination provisions. Additionally, under the terms of the Underwriting Agreement, the Company has agreed to indemnify the underwriters for losses, expenses and damages arising out of or in connection with the Offering, including for liabilities under the Securities Act, or contribute to payments the underwriters may be required to make with respect to these liabilities.

Pursuant to the Underwriting Agreement, subject to certain exceptions, each director and executive officer of the Company and certain of its stockholders have agreed to a 180-day “lock-up” from the date of the closing of the Offering of shares of Common Stock that they beneficially own, and the Company agreed to a 120-day lock-up, not to offer, sell, contract to sell, pledge or otherwise dispose of any shares of Common Stock or securities convertible into Common Stock, without first obtaining the consent of the Representative.

On May 14, 2021, the Company effected a 1-for-40 reverse stock split. As a result, all share information in the accompanying condensed financial statements has been adjusted as if the reverse stock split happened on the earliest date presented.

During the six months ended June 30, 2021, employees exercised 6,592 options via cashless exercise, into 5,060 shares of common stock.

Common Stock Options

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Options Outstanding at December 31, 2020	207,650	$2.0-16	$5.2	6.6
Options Granted	—	—	—	—
Exercised	(6,592)	2.0	2.0	—
Expired/Cancelled	—	—	—	—
Options Outstanding at June 30, 2021	201,155	$2.0-16	$5.53	6.12

Options Exercisable at June 30, 2021	201,155	$2.0-16	$5.53	6.12

Share-based compensation expense for options totaling $76,221 and $74,386 was recognized in our results for the six months ended June 30, 2021 and 2020, respectively.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the options.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices of the Company over a period equal to the expected life of the awards.

As of June 30, 2021, there was $187,890 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.5 years.

Preferred Stock

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all common stock, shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%) per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Company. On May 18, 2021, the Company converted 1,401,786 shares of Series A Preferred Stock into 43,806 shares of common stock. As part of this transaction the Company also paid $1,179,357 the accrued and unpaid dividends. Accrued dividends at June 30, 2021 were $0.

Note 8 - Stockholders’ (Deficit)

Capital Stock

The Company has 260,000,000 authorized shares of capital stock, consisting of 250,000,000 shares of common stock, par value $0.001, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

Common Stock Options

2010 Incentive Award Plan

On August 12, 2010, the Company adopted the Data Storage Corporation 2010 Incentive Award Plan (the “2010 Plan”) that provided for 50,000 shares of common stock reserved for issuance under the terms of the 2010 Plan; which was amended on September 25, 2013 to increase the number of shares of common stock reserved for issuance under the Plan to 125,000 shares of common stock; which was further amended on June 20, 2017 to increase the number of shares of common stock reserved for issuance under the Plan to 200,000 shares of common stock; and further amended on July 1, 2019 to increase the number of shares of common stock reserved for issuance under the Plan to 250,000 shares of common stock. On April 23, 2012, the Company amended and restated the 2010 Plan to change the name to the “Amended and Restated Data Storage Corporation Incentive Award Plan” (the “Plan”). The Plan was intended to promote the interests of the Company by attracting and retaining exceptional employees, consultants, directors, officers and independent contractors (collectively referred to as the “Participants”) and enabling such Participants to participate in the long-term growth and financial success of the Company. Under the Plan, the Company had the right to grant stock options, which are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, stock appreciation rights and restricted stock awards, which were restricted shares of common stock (collectively referred to as “Incentive Awards”). Incentive Awards were granted pursuant to the Plan for 10 years from the Effective Date. There are 207,650 options outstanding under the Plan as of December 31, 2020. The 2010 Plan expired on October 21, 2020 and accordingly, there are no shares available for future grants.

If an incentive award granted under the Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the Plan. The number of shares subject to the Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Options Outstanding at January 1, 2019	144,139	$0.08 – 26.00	$10.40	6.8
Options Granted	71,313	2.00	2.00
Exercised	(100,000)	2.00	2.00
Expired/Cancelled	(92,232)	2.00	2.00
Options Outstanding at December 31, 2019	210,646	$2.00 – 26.00	$6.80	7.5
Options Granted	8,750	4.80 – 5.20	5.20
Exercised	(2,500)	2.00	2.00
Expire/Cancelled	(9,246)	14.00 – 14.40	14.40
Options Outstanding at December 31, 2020	207,650	$2.00 – 15.60	$5.20	6.6

Options Exercisable at December 31, 2020	130,681	$2.00 – 15.60	$6.80	5.5

Share-based compensation expense for options totaling $158,728 and $15,342 was recognized in our results for the year ended December 31, 2020 and 2019, respectively based on awards vested.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the options.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

As of December 31, 2020, there was $264,111 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 3 year.

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the year ended December 31, 2020 and 2019 are set forth in the table below.

	2020	2019
Weighted average fair value of options granted	$5.20	$2.00
Risk-free interest rate	0.66 – 0.83%	1.79%
Volatility	221 – 223%	225%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

Common Stock Warrants

A summary of the Company’s warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Warrants Outstanding at January 1, 2019	3,333	$0.40	$0.40	5.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2019	3,333	$0.40	$0.40	4.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2020	3,333	$0.40	$0.40	3.5
Warrants Exercisable at December 31, 2020	3,333	$0.40	$0.40	3.5

Preferred Stock

Liquidation preference

Upon any liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any Common Stock, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Corporation legally available for distribution to stockholders, for each share of Series A Preferred Stock held by such holder, an amount per share of Series A Preferred Stock equal to the Original Issue Price for such share of Series A Preferred Stock plus all accrued and unpaid dividends on such share of Series A Preferred Stock as of the date of the Liquidation Event.

Conversion

The number of shares of Common Stock to which a share of Series A Preferred Stock may be converted shall be the product obtained by dividing the Original Issue Price of such share of Series A Preferred Stock by the then-effective Conversion Price (as defined herein) for such share of Series A Preferred Stock. The Conversion Price for the Series A Preferred Stock shall initially be equal to $0.80 and shall be adjusted from time to time.

Voting

Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes, upon any meeting of the stockholders of the Corporation (or action taken by written consent in lieu of any such meeting) equal to the number of shares of Class B Common Stock into which such shares of Series A Preferred Stock could be converted.

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all Common Stock (as defined below), shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%) per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Corporation. Accrued dividends at December 31, 2020 and 2019 were $1,115,674 and $970,997, respectively.